Revenue - Schedule of Revenue (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Revenue [Line Items]
Total	$ 49,402,956	$ 50,466,155	$ 65,953,672
Installation and maintenance [Member]
Schedule of Revenue [Line Items]
Revenue	32,117,882	29,773,730	41,177,200
Housekeeping [Member]
Schedule of Revenue [Line Items]
Revenue	15,861,366	15,409,924	17,210,122
Total	15,861,366	15,409,924	17,210,122
Senior care services [Member]
Schedule of Revenue [Line Items]
Revenue	353,404	3,270,516	4,292,886
Total	353,404	4,025,456	6,515,953
Sales of E-watch [Member]
Schedule of Revenue [Line Items]
Revenue		754,940	2,223,067
Educational consulting services [Member]
Schedule of Revenue [Line Items]
Revenue	1,070,304	1,257,045	1,050,397
Total	$ 1,070,304	$ 1,257,045	$ 1,050,397